Stock-based compensation - Additional Information (Details) - USD ($)		1 Months Ended	3 Months Ended	6 Months Ended
	May 24, 2022	May 31, 2022	Jun. 30, 2022	Jun. 30, 2022	Dec. 31, 2021
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Stock based compensation expense			$ 1,455,000	$ 1,455,000
Stock based compensation, grant date fair value				$ 45,200,000
Stock based compensation, estimated derived service period				1 year
Unrecognized compensation cost			40,100,000	$ 40,100,000
Weighted average period expected to be recognized				1 year
Restricted Stock Units (RSUs) [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Stock based compensation expense			900,000
Stock based compensation, grant date fair value	$ 9,100,000
Weighted average per share				$ 17.9
Unrecognized compensation cost			8,200,000	$ 8,200,000
Weighted average period expected to be recognized				1 year 2 months 12 days
Stock based compensation shares granted	509,000
Fair value of RSUs vested			0
Restricted Stock Units (RSUs) [Member] | Maximum [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Awards granted vest period	3 years
Restricted Stock Units (RSUs) [Member] | Minimum [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Awards granted vest period	1 day
Monte Carlo Simulation Method [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Stock based compensation expense			$ 5,100,000
Stock based compensation, volatility rate				79.20%
Stock based compensation, dividend yield				0.00%
Weighted average per share				$ 18
Stock based compensation, risk-free interest rates				2.86%
Stock based compensation, performance period of awards				5 years
Stock-based compensation expense, description			Stock-based compensation expense associated with this award will be recognized over the earlier of (i) the derived service period and (ii) the date on which the market condition is satisfied.
Pro Frac L L C [Member] | Ladd Wilks and Matt Wilks
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Percentage of equity interest			1.00%	1.00%
Pro Frac L L C [Member] | Chief Executive Officer [Member] | Black Scholes Merton Option Pricing Model [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Stock based compensation expense				$ 33,700,000
Stock based compensation, contractual term				16 years 6 months
Stock based compensation, volatility rate				64.00%
Stock based compensation, dividend yield				0.00%
Common Class B [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Common stock, shares, issued			101,133,201	101,133,201	101,133,201
Common Class B [Member] | Pro Frac L L C [Member] | Ladd Wilks and Matt Wilks
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Common stock, shares, issued			1,220,978	1,220,978
Common Class A [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Common stock, shares, issued			41,237,003	41,237,003	41,237,003
Common Class A [Member] | Restricted Stock Units (RSUs) [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Weighted average per share	$ 17.9
Common Class A [Member] | Twenty Twenty Two Long Term Incentive Plan [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Stock based compensation shares allocated		3,121,000
Stock based compensation shares available for grant		2,611,000